Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable	$ 20,000	$ 3,029,653	$ 1,739,000
Accrued Interest	110,714	321,368	130,426
Bridge notes, net [Member]
Notes Payable		2,857,669	1,002,730
Accrued Interest	95,404	261,213	95,823
Convertible notes payable, net of discounts [Member]
Notes Payable		2,857,669	1,002,730
Accrued Interest	95,404	261,213	95,823
Unsecured Note Payable [Member]
Notes Payable	20,000	20,000	20,000
Accrued Interest	15,310	13,775	10,871
Note Payable to Trust [Member]
Notes Payable		51,984	51,984
Accrued Interest		24,297	19,084
Digimark LLC Secured Subordinated Promissory Note [Member]
Notes Payable		100,000	175,000
Accrued Interest		22,083	4,648
Notes payable [Member]
Notes Payable	20,000	171,984	736,270
Accrued Interest	15,310	60,155	34,603
MobivityAcquisition [Member]
Notes Payable			310,135
Accrued Interest
Digimark LLC Secured Subordinated Promissory Note 1 [Member]
Notes Payable			179,151
Accrued Interest